Earnings per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per Share
33.	Earnings per Share

(1)     Basic earnings per share

1)	Basic earnings per share for the years ended December 31, 2018, 2017 and 2016 are calculated as follows:

(In millions of won, except for share data)
	2018		2017	2016
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	￦	3,127,887	2,599,829	1,675,967
Interest on hybrid bonds		(15,803)	(16,840)	(16,840)

Profit attributable to owners of the Parent Company on common shares		3,112,084	2,582,989	1,659,127
Weighted average number of common shares outstanding		70,622,976	70,609,160	70,609,160

Basic earnings per share (in won)	￦	44,066	36,582	23,497

2)	The weighted average number of common shares outstanding for the years ended December 31, 2018, 2017 and 2016 are calculated as follows:

(In shares)
	2018
	Issued shares	Treasury shares	Number of common shares outstanding at December 31	Weights	Weighted average number of common shares
Issued shares at January 1	80,745,711	(10,136,551)	70,609,160	365/365	70,609,160
Disposal of treasury shares	—	1,260,668	1,260,668	4/365	13,816

					70,622,976

(In shares)
	2017	2016
	Number of common shares	Weighted average number of common shares
Issued shares at January 1	80,745,711	80,745,711
Treasury shares at January 1	(10,136,551)	(10,136,551)

	70,609,160	70,609,160

(2)    Diluted earnings per share

For the years ended December 31, 2018, 2017 and 2016, diluted earnings per share for the years ended December 31, 2018, 2017 and 2016 are the same as basic earnings per share as there are no dilutive potential common shares.